Segment Information - Schedule of Group’s Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Group’s Revenues [Line Items]
Total	$ 155,248	$ 149,828	$ 150,222
Offline sales to dealers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	72,879	85,896	84,894
Offline sales to ODM customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	67,129	51,064	53,972
Online sales to retail customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	$ 15,240	$ 12,868	$ 11,356